Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.6%
Australia - 3.0%
IT Services - 3.0%
Megaport, Ltd. (a)	43,572	$363,233
NEXTDC, Ltd. (a)	131,470	896,384
Total IT Services		1,259,617

Canada - 4.0%
Software - 4.0% (d)
Open Text Corp.	40,693	1,728,014

Chile - 0.4%
IT Services - 0.4%
SONDA SA	256,595	168,689

Germany - 2.1%
Software - 2.1% (d)
Software AG	22,012	887,820

Israel - 4.0%
Software - 4.0%
Nice, Ltd. (a)	9,002	1,675,945

Japan - 11.9%
IT Services - 10.7%
Hennge KK (a)	4,648	208,132
Itochu Techno-Solutions Corp.	48,172	1,802,407
NS Solutions Corp.	27,956	762,495
SCSK Corp.	30,873	1,498,259
TechMatrix Corp.	13,422	232,453
Total IT Services		4,503,746
Software - 1.2% (d)
Cybozu, Inc.	15,803	491,031
Total Japan		4,994,777

Netherlands - 4.6%
Software - 4.6% (d)
Elastic NV (a)	21,337	1,967,484

Republic of Korea - 0.2%
Diversified Telecommunication Services - 0.2%
KINX, Inc.	1,419	69,602

Singapore - 2.1%
Real Estate Investment Trusts (REITs) - 2.1%
Keppel DC REIT	490,964	894,840

Sweden - 3.4%
Software - 3.4% (d)
Sinch AB (a)	16,777	1,434,963

United States - 61.9%
Communications Equipment - 0.3%
Inseego Corp. (a)(b)	10,939	126,892
IT Services - 18.8%
21Vianet Group, Inc. - ADR (a)	33,742	805,084
Fastly, Inc. - Class A (a)(b)	11,666	993,127
GDS Holdings, Ltd. - ADR (a)(b)	26,387	2,101,989
Kingsoft Cloud Holdings, Ltd. - ADR (a)(b)	61,121	1,926,534
Limelight Networks, Inc. (a)	13,549	99,721
MongoDB, Inc. (a)(b)	6,399	1,448,350
Switch, Inc. - Class A	27,359	487,537
Unisys Corp. (a)	7,130	77,788
Total IT Services		7,940,130
Real Estate Investment Trusts (REITs) - 4.5%
CoreSite Realty Corp.	4,292	519,590
CyrusOne, Inc. (b)	13,044	948,950
QTS Realty Trust, Inc. - Class A (b)	6,839	438,312
Total Real Estate Investment Trusts (REITs)		1,906,852
Software - 34.4% (d)
8x8, Inc. (a)	11,736	187,776
Alteryx, Inc. - Class A (a)(b)	7,469	1,227,007
Anaplan, Inc. (a)	15,574	705,658
Appfolio, Inc. - Class A (a)(b)	3,878	630,989
Appian Corp. (a)(b)	7,834	401,493
Blackbaud, Inc.	5,619	320,733
Box, Inc. - Class A (a)	17,376	360,726
Cloudera, Inc. (a)	33,448	425,459
Cloudflare, Inc. - Class A (a)	34,384	1,236,105
CommVault Systems, Inc. (a)	5,228	202,324
Coupa Software, Inc. (a)	5,779	1,601,014
Datadog, Inc. - Class A (a)	16,562	1,440,066
Domo, Inc. - Class B (a)	3,263	104,971
Dropbox, Inc. - Class A (a)	46,790	1,018,618
Everbridge, Inc. (a)(b)	3,890	538,220
MicroStrategy, Inc. - Class A (a)	1,106	130,829
New Relic, Inc. (a)	6,776	466,866
Nutanix, Inc. - Class A (a)	22,597	535,662
PagerDuty, Inc. (a)	8,912	255,061
Smartsheet, Inc. - Class A (a)	13,560	690,475
SolarWinds Corp. (a)	35,308	623,892
Teradata Corp. - Class A (a)	12,286	255,549
Zendesk, Inc. (a)	12,934	1,145,047
Total Software		14,504,540
Technology Hardware, Storage & Peripherals - 3.9%
NetApp, Inc.	25,044	1,111,202
Pure Storage, Inc. - Class A (a)	29,884	517,890
Total Technology Hardware, Storage & Peripherals		1,629,092
Total United States		26,107,506
TOTAL COMMON STOCKS (Cost $30,641,844)		41,189,257

INVESTMENT COMPANIES - 2.3%
Exchange Traded Funds - 2.3%
iShares MSCI Hong Kong ETF (b)	44,503	951,029
TOTAL INVESTMENT COMPANIES (Cost $951,474)		951,029

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (c)	8,389,574	8,389,574
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $8,389,574)		8,389,574

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (c)	82,398	82,398
TOTAL SHORT-TERM INVESTMENTS (Cost $82,398)		82,398

Total Investments (Cost $40,065,290) - 120.0%		50,612,258
Liabilities in Excess of Other Assets - (20.0)%		(8,421,958)
TOTAL NET ASSETS - 100.0%		$42,190,300

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2020.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.
(d)	As of June 30, 2020, the Fund had a significant portion of its assets in the Software Industry.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

IVES
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,189,257	$-	$-	$41,189,257
Exchange Treaded Funds	951,029			951,029
Short Term Investments	82,398	-	-	82,398
Investments Purchased with Securities Lending Collateral*	-	-	-	8,389,574
Total Investments in Securities	$42,222,684	$-	$-	$50,612,258

^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.